[K&L Gates LLP letterhead]

March 23, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Real Asset Income and Growth Fund

Ladies and Gentlemen:

On behalf of the Nuveen Real Asset Income and Growth Fund (the “Fund”), we are transmitting for electronic filing Pre-effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (File Nos. 333-179180; 811-22658) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

Before the Fund’s Registration Statement becomes effective under the Securities Act, the Fund will file an amendment containing all exhibits.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 807-4295 or Fatima Sulaiman at (202) 778-9082 with any questions or comments concerning these materials.

Very truly yours,

/s/  David P. Glatz

David P. Glatz

Enclosures

Copies to	K. Brown (w/encl.)
K. Prudhomme (w/encl.)
M. Kremenak (w/encl.)